Employee benefits - Composition (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Presented as non-current liabilities:
Present value of obligations (see section (f) below)	$ 52.9	$ 70.7
Fair value of the plan assets (see section (f) below)	(26.8)	(31.1)
Recognized liability for defined benefit obligations	26.1	39.6
Termination benefit-liability for early retirement	6.6	10.2
Other long-term benefits	12.5	15.8
Non-current	45.2	65.6
Presented as current liabilities:
Liability for annual leave	9.0	9.0
Current portion of liability for early retirement	2.8	4.3
Current (Note 14)	11.8	13.3
Total employee benefits	57.0	78.9
Presented in the statement of financial position as follows:
Total employee benefits	$ 57.0	$ 78.9